Annual Total Returns [BarChart] - Great-West Small Cap Value Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(2.03%)
2012	15.92%
2013	34.87%
2014	4.86%
2015	(3.46%)
2016	25.83%
2017	9.73%
2018	(16.20%)
2019	24.67%
2020	3.20%